Financial Instruments - Interest Rate Swaps (Details) - Interest rate swap - Cash Flow Hedging - Designated as hedging instrument $ in Thousands	Jun. 30, 2026 USD ($)
Derivative [Line Items]
Notional value (in thousands of $)	$ 581,250
Fixed interest rates	3.43%